Cover	May 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2024
Current Fiscal Year End Date	--06-30
Entity File Number	811-22472
Entity Registrant Name	RiverNorth Opportunities Fund, Inc.
Entity Central Index Key	0001501072
Entity Tax Identification Number	46-4084978
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(303)
Local Phone Number	623-2577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	RIV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false